Other Assets	12 Months Ended
Dec. 31, 2013
Other Assets [Abstract]
OTHER ASSETS
9.	OTHER ASSETS

Other assets as of December 31, 2013 and 2012 consisted of:

	December 31, 2013	December 31, 2012
Guarantee paid on behalf of guarantee service customers	$1,082,486	$-
Prepaid bank service charges	181,641	320,068
Prepaid interest expense to bank	80,554	-
Other prepaid expense	283,800	63,762
Other receivables	156,622	305,879
	$1,785,103	$689,709

Payments on behalf of guarantee service customers represents payment made by the Company to banks on behalf of four of its guarantee service customers who defaulted on their loan repayments to the banks. Management is of the opinion that payment on behalf of its guarantee service customers is collectible as of December 31, 2013.

Prepaid interest expense to banks represents prepaid borrowing costs for its short-term bank borrowings. The balance is amortized over the period of the bank borrowings which is within 12 months.